CONVERTIBLE NOTES PAYABLE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest		$ 30,000
Debt Instrument, Convertible, Conversion Price	$ 0.50
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Total	$ 200,000
Debt Instrument, Interest Rate, Effective Percentage	4.20%
Debt Instrument, Maturity Date	Dec. 06, 2011
Interest Payable, Current			$ 33,000
Debt Conversion, Converted Instrument, Shares Issued	262,500
Board of Directors Chairman [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.50
Board of Directors Chairman [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.40